Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Property and equipment (Note 9)	₱ 3,913		₱ 5,788
Trade and other receivables (Notes 17 and 28)	3,438	₱ 8,027	3,391
Inventories and supplies (Note 18)	907	1,941	511
Goodwill and intangible assets (Note 15)		1,038
Others		36
Total asset impairment	₱ 8,258	₱ 11,042	₱ 9,690